Cover	May 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2022
Entity Registrant Name	Fabrinet
Entity Incorporation, State or Country Code	E9
Entity File Number	001-34775
Entity Tax Identification Number	98-1228572
Entity Address, Address Line One	c/o Intertrust Corporate Services
Entity Address, City or Town	One Nexus Way, Camana Bay
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-9005
Entity Address, Country	KY
City Area Code	66 2
Local Phone Number	524-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	FN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001408710
Document Information [Line Items]
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Address, Postal Zip Code	KY1-9005
Entity Address, City or Town	One Nexus Way, Camana Bay